Shareholder Fees {- Fidelity® Four-in-One Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity Four-in-One Index Fund PRO-09 | Fidelity® Four-in-One Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none